Equity - Appropriation of retained earnings (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Appropriation of retained earnings [Line Items]
Balance at beginning of year		₩ 39,020,580
Retirement of treasury stock		(70)	₩ (102)	₩ (81)
Dividends to hybrid bonds		(197,932)	(176,945)	(189,672)
Interim dividends		(828,228)	(820,287)	(817,122)
Profit for the year		5,084,519	4,558,170	4,478,000
Unappropriated retained earnings to be carried over to subsequent year		₩ 41,796,129	₩ 39,020,580
Date of appropriation		Mar. 26, 2026	Mar. 26, 2025
Parent Company only
Appropriation of retained earnings [Line Items]
Balance at beginning of year		₩ 4,472,618	₩ 4,672,650
Retirement of treasury stock		(900,070)	(450,402)
Dividends to hybrid bonds		(197,932)	(176,945)
Interim dividends		(828,228)	(820,287)
Profit for the year	[1],[2],[3]	2,385,457	1,619,867	1,671,011
Unappropriated retained earnings		4,931,845	4,844,883
Loan loss reserve reversal amount		2,754	194
Transfer from voluntary reserves		4,934,599	4,845,077
Legal reserve		0	104,180
Dividends on ordinary shares paid		417,502	267,755
Loss on redemption of hybrid bonds		1,846	524
Appropriation of retained earnings		419,348	372,459
Unappropriated retained earnings to be carried over to subsequent year		₩ 4,515,251	₩ 4,472,618	₩ 4,672,650

[1]	The summarized financial information of the consolidated subsidiaries is based on consolidated financial statements, if applicable.
[2]	This amount includes non-controlling interests.
[3]	Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.